Income Taxes - Summary of Valuation Allowance (Details)	4 Months Ended
Dec. 31, 2020 USD ($)
Income Tax Disclosure [Abstract]
Valuation allowance at beginning of year	$ 0
Increases recorded to income tax provision	63,119
Valuation allowance at end of year	$ (63,119)